                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Egerton Capital Limited Partnership
Address: 2 George Yard
         Lombard Street
         London EC3V 1DH
         England

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Armitage
Title:   Managing Director
         Egerton Capital Limited (General Partner)
Phone:   (011) 00441714109090

Signature, Place, and Date of Signing:

    /s/ John Armitage        London, England     October 19, 1999
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     142,335
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]


Holdings of US Listed equities held as at 30th June 1999
NAME OF ISSUER             TITLE         CUSIP      VALUE $'000   PRICE     SHARES     PUT/CALL   INVESTMENT     VOTING AUTHORITY
                           OF CLASS                                                               OPTION         DISCRETION
-------------------------  ------------  ---------  -----------   --------  ---------  ---------  -------------- ----------------

Antenna TV SA             ADR            03672N100    8,989      11.757     765,000                  Yes            Shared
Business Objects SA       ADR            12328X107    25,130      36.50     688,500                  Yes            Shared
Cadiz Inc (CLCI)          Common Stock   127537108    23,384       9.44   2,477,154                  Yes            Shared
CBT Group Public Limited
  Company                 ADR            124853300    32,201      16.50   1.951,577                  Yes            Shared
ISPAT Int'l NV-NY Reg     Common Stock   464899103     6,911      11.06     624,900                  Yes            Shared
Luxottica Group SPA-SPON  ADR            55068R202     4,668      15.56     300,000                  Yes            Shared
Rostelecom                ADR            778529107    17,823       9.81   1,816,800                  Yes            Shared
Unified Energy System GDR GDR            904688207    13,406       9.75   1,375,000                  Yes            Shared
Vimpel Communications     ADR            68370R109     2,481      23.19     107,000                  Yes            Shared

                          Exercise Type                                  Contracts
S&P Option (Strike 1250,
  Expiry September 1999)  European       SPX PUT       3,354      19.50       1,720      Put         Yes
S&P Option (Strike 1275,
  Expiry December 1999)   European       SPX PUT       3,987      45.00        886       Put         Yes


Total                                                142,335
























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